Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Sep. 26, 2014
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)

21.	Selected Quarterly Financial Data (Unaudited)

	Fiscal 2014 (by quarter)
	Q1	Q2	Q3	Q4
Net sales	$540.2	$557.8	$653.1	$789.3
Gross profit	255.6	262.6	284.3	400.6
Income (loss) from continuing operations	46.4	11.7	(24.3)	(352.4)
(Loss) income from discontinued operations	(0.8)	(0.1)	0.2	—
Net income (loss)	45.6	11.6	(24.1)	(352.4)

Basic earnings (loss) per share from continuing operations (2)	$0.80	$0.20	$(0.42)	$(4.14)
Diluted earnings (loss) per share from continuing operations (2)	0.79	0.20	(0.42)	(4.14)

	Fiscal 2013 (by quarter)
	Q1	Q2	Q3 (1)	Q4
Net sales	$504.0	$585.3	$570.0	$545.2
Gross profit	233.5	273.5	265.8	252.1
Income (loss) from continuing operations	19.8	34.5	(27.7)	31.2
(Loss) income from discontinued operations	(0.6)	(0.5)	(0.2)	2.3
Net income (loss)	19.2	34.0	(27.9)	33.5

Basic earnings (loss) per share from continuing operations (2)(3)	$0.34	$0.60	$(0.48)	$0.54
Diluted earnings (loss) per share from continuing operations (2)(3)	0.34	0.60	(0.48)	0.54

(1)	Operations in the third quarter of fiscal 2013 were impacted by the Separation.

(2)
Quarterly and annual computations are prepared independently. Therefore, the sum of each quarter may not necessarily total the fiscal period amounts noted elsewhere within this Annual Report on Form 10-K.

(3)
The computation of basic and diluted earnings per share assumes that the number of shares outstanding for the first three quarters of fiscal 2013 was equal to the number of ordinary shares of Mallinckrodt outstanding on June 28, 2013, immediately following the distribution of one ordinary share of Mallinckrodt for every eight ordinary shares of Covidien.